Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 956	$ 20,751	$ 22,517
Adjustments to reconcile net income to net cash from operating activities:
Provision for (release of) for credit losses on loans and unfunded commitments	2,340	(900)	(1,700)
Depreciation expense	2,106	2,141	2,283
Net amortization of investment securities, premiums, and discounts	1,008	1,358	1,743
Change in fair value of mortgage servicing rights	1,200	(176)	186
Investment securities losses (gains), net	11,547	14	(149)
(Gains) losses on sales and dispositions of premises and equipment	(133)	(160)	29
Gain on sales and dispositions of other real estate and repossessed assets	(298)	(255)	(27)
Provision for (release of) valuation allowance for other real estate owned	4,729	(29)	965
Share-based compensation expense	42	0	0
(Increase) decrease in accrued interest receivable	(708)	(1,332)	19
Increase in cash surrender value - life insurance	(57)	(58)	(58)
Increase in other assets	(4,894)	(1,413)	(2,222)
Decrease in operating lease liabilities	(320)	(304)	(300)
Increase (decrease) in accrued interest payable	870	620	(555)
Increase (decrease) in other liabilities	2,553	(1,522)	4,981
Origination of mortgage loans held for sale	(106,978)	(83,012)	(196,924)
Proceeds from the sale of mortgage loans held for sale	106,206	87,217	206,589
Gain on sale of mortgage loans, net	(2,560)	(2,661)	(7,165)
Net cash provided by operating activities	17,609	20,279	30,212
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	0	(735)	(245)
Proceeds from maturities of certificates of deposit in other banks	2,219	2,966	4,436
Net increase in loans	(18,267)	(219,646)	(15,449)
Purchase of available-for-sale debt securities	(29,512)	(21,282)	(178,576)
Proceeds from maturities of available-for-sale debt securities	23,780	30,899	38,386
Proceeds from calls of available-for-sale debt securities	615	2,295	16,515
Proceeds from sales of available-for-sale debt securities	74,506	0	5,420
Purchases of FHLB stock	(14,672)	(13,334)	(362)
Proceeds from sales of FHLB stock	14,757	12,375	1,334
Purchases of premises and equipment	(2,097)	(2,566)	(591)
Proceeds from sales of premises and equipment	172	317	46
Proceeds from sales of other real estate and repossessed assets	2,691	2,176	1,551
Net cash provided by (used in) investing activities	54,192	(206,535)	(127,535)
Cash flows from financing activities:
Net (decrease) increase in demand deposits	(51,202)	377	70,574
Net (decrease) increase in interest-bearing transaction accounts	(77,150)	105,244	94,550
Net increase (decrease) in time deposits	67,117	9,638	(31,910)
Net decrease in federal funds purchased and securities sold under agreements to repurchase	(5,187)	(18,642)	(21,325)
Repayment of FHLB advances and other borrowings	(337,840)	(315,399)	(29,256)
FHLB advances	346,840	335,981	0
Purchase of treasury stock	0	(2,892)	(2,148)
Cash dividends paid - common stock	(4,649)	(4,240)	(3,616)
Net cash (used in) provided by financing activities	(62,071)	110,067	76,869
Net increase (decrease) in cash and cash equivalents	9,730	(76,189)	(20,454)
Cash and due from banks at beginning of year	83,720	159,909	180,363
Cash and due from banks at end of year	93,450	83,720	159,909
Cash paid during the year for:
Interest	32,059	9,919	6,464
Income taxes	1,925	4,307	4,729
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	71	162	723
Stock dividends	$ 6,005	$ 6,865	$ 5,385